Organization and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Before adjustment [Member]
Organization and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments (Parentheticals) [Line Items]
Diluted	$ (0.04)	$ (0.04)
Diluted	335,164,567	335,164,567
After adjustment [Member]
Organization and Principal Activities (Details) - Schedule of loss per share before and after the retrospective adjustments (Parentheticals) [Line Items]
Diluted	$ (0.05)	$ (0.05)
Diluted	240,029,717	240,029,717